Summary of Significant Accounting Policies - Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current period provision, net
Balance as of December 31, 2022	¥ 132,806	$ 18,194	¥ 119,457
Current period provision	19,262	2,639	16,455
Reversal	(6,472)	(887)	(2,764)
Write-off	(35,194)	(4,822)
Acquisition of non-controlling interests	0	0	(390)
Foreign currency translation adjustments	20	3	48
Balance as of December 31	¥ 110,422	$ 15,127	132,806
Previously Reported [Member]
Current period provision, net
Balance as of December 31, 2022			117,035
Revision of Prior Period, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Current period provision, net
Balance as of December 31, 2022			¥ 2,422